iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.1%
Axon Enterprise, Inc.
(a)
..................... 11,769 $ 6,211,207
a
Air Freight & Logistics  — 0.3%
CH Robinson Worldwide, Inc. ................ 18,072 2,669,777
Expeditors International of Washington, Inc. ....... 20,391 3,423,445
United Parcel Service, Inc., Class B ............ 114,741 11,958,307
18,051,529
a
Automobile Components  — 0.1%
Aptiv PLC
(a)
............................. 32,510 1,835,840
Autoliv, Inc. ............................. 10,080 1,241,553
BorgWarner, Inc. ......................... 32,550 2,074,737
5,152,130
a
Automobiles  — 2.6%
Harley-Davidson, Inc. ...................... 17,248 423,266
Lucid Group, Inc.
(a)(b)
....................... 18,442 136,102
Rivian Automotive, Inc., Class A
(a)
.............. 123,860 1,885,149
Tesla, Inc.
(a)
............................. 433,504 134,910,780
137,355,297
a
Banks  — 1.0%
Bank of Hawaii Corp. ...................... 6,110 488,189
Cathay General Bancorp .................... 9,978 630,510
Citizens Financial Group, Inc. ................ 65,266 4,676,309
Huntington Bancshares, Inc. ................. 313,788 5,346,947
KeyCorp ............................... 140,418 3,172,043
M&T Bank Corp. ......................... 23,383 5,758,999
Old National Bancorp ...................... 53,684 1,430,142
PNC Financial Services Group, Inc. (The) ........ 61,935 15,475,698
Regions Financial Corp. .................... 133,408 4,128,977
Truist Financial Corp. ...................... 191,207 9,912,171
Zions Bancorp NA ........................ 22,951 1,599,685
52,619,670
a
Beverages  — 1.6%
Coca-Cola Co. (The) ...................... 596,199 52,221,070
Keurig Dr Pepper, Inc. ..................... 198,863 6,188,617
PepsiCo, Inc. ........................... 210,580 29,388,545
87,798,232
a
Biotechnology  — 2.9%
AbbVie, Inc. ............................ 272,452 68,369,105
Amgen, Inc. ............................ 83,053 31,988,693
Biogen, Inc.
(a)
........................... 22,606 4,587,888
BioMarin Pharmaceutical, Inc.
(a)
............... 27,812 1,669,276
Gilead Sciences, Inc. ...................... 191,236 24,900,839
Incyte Corp.
(a)
........................... 26,057 3,114,333
Vertex Pharmaceuticals, Inc.
(a)
................ 39,189 18,697,072
153,327,206
a
Broadline Retail  — 0.0%
Kohl's Corp. ............................ 17,459 334,165
a
Building Products  — 0.9%
A O Smith Corp. ......................... 17,151 1,031,290
Allegion PLC ............................ 12,900 2,030,460
Builders FirstSource , Inc.
(a)
.................. 16,849 1,119,448
Carrier Global Corp. ....................... 115,320 7,127,929
Fortune Brands Innovations, Inc. .............. 18,160 894,562
Johnson Controls International PLC ............ 94,300 13,830,038
Lennox International, Inc. ................... 4,813 2,001,630
Masco Corp. ............................ 31,548 2,255,051
Owens Corning .......................... 12,498 1,735,972
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 34,099 $ 15,513,340
47,539,720
a
Capital Markets  — 4.0%
Ameriprise Financial, Inc. ................... 13,975 7,628,114
Bank of New York Mellon Corp. (The) ........... 105,834 16,545,029
BlackRock, Inc.
(c)
......................... 22,687 24,737,678
Cboe Global Markets, Inc. ................... 16,030 4,972,987
Charles Schwab Corp. (The) ................. 254,401 26,773,161
CME Group, Inc., Class A ................... 55,896 14,968,390
FactSet Research Systems, Inc. ............... 5,744 1,511,821
Franklin Resources, Inc. .................... 44,168 1,495,528
Intercontinental Exchange, Inc. ............... 87,271 13,307,082
Invesco Ltd. ............................ 54,752 1,620,659
MarketAxess Holdings, Inc. .................. 5,695 924,298
Moody's Corp. ........................... 23,220 11,107,984
Morgan Stanley .......................... 182,568 38,415,959
Nasdaq, Inc. ............................ 69,500 6,546,205
Northern Trust Corp. ....................... 27,085 4,934,616
Raymond James Financial, Inc. ............... 27,328 4,809,181
S&P Global, Inc. ......................... 46,704 19,238,779
State Street Corp. ........................ 42,944 7,908,567
T Rowe Price Group, Inc. ................... 33,501 3,743,737
211,189,775
a
Chemicals  — 1.5%
Air Products and Chemicals, Inc. .............. 32,588 9,609,875
Albemarle Corp. ......................... 17,913 2,107,285
Axalta Coating Systems Ltd.
(a)
................ 33,138 1,186,672
Ecolab, Inc. ............................ 39,162 10,872,546
HB Fuller Co. ........................... 8,378 463,303
International Flavors & Fragrances, Inc. .......... 38,846 3,077,380
Linde PLC ............................. 71,396 34,154,419
LyondellBasell Industries N.V., Class A .......... 39,785 2,469,853
Minerals Technologies, Inc. .................. 4,910 374,338
Mosaic Co. (The) ......................... 47,654 1,054,107
PPG Industries, Inc. ....................... 34,145 3,773,706
Sherwin-Williams Co. (The) .................. 36,205 12,340,474
81,483,958
a
Commercial Services & Supplies  — 0.2%
Copart, Inc.
(a)
........................... 140,089 4,079,392
Deluxe Corp. ............................ 6,395 165,439
HNI Corp. .............................. 10,155 457,076
Interface, Inc., Class A ..................... 9,027 309,265
Tetra Tech, Inc. .......................... 37,572 1,245,887
Veralto Corp. ............................ 37,752 3,555,106
9,812,165
a
Communications Equipment  — 1.6%
Cisco Systems, Inc. ....................... 607,952 70,516,352
F5, Inc.
(a)
.............................. 8,894 3,580,458
Motorola Solutions, Inc. .................... 25,607 11,158,250
85,255,060
a
Construction & Engineering  — 0.4%
EMCOR Group, Inc. ....................... 6,820 5,438,473
Granite Construction, Inc. ................... 6,472 782,918
Quanta Services, Inc. ...................... 23,121 15,430,030
21,651,421
a
Construction Materials  — 0.3%
CRH PLC .............................. 103,135 9,798,856
Martin Marietta Materials, Inc. ................ 9,187 4,824,461
14,623,317
a

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance  — 0.6%
Ally Financial, Inc. ........................ 42,096 $ 1,824,019
American Express Co. ..................... 81,723 27,479,359
Synchrony Financial ....................... 54,792 4,152,686
33,456,064
a
Consumer Staples Distribution & Retail  — 0.4%
Kroger Co. (The) ......................... 84,943 4,904,609
Sysco Corp. ............................ 73,700 6,282,188
Target Corp. ............................ 69,773 10,081,501
United Natural Foods, Inc.
(a)
.................. 9,047 459,859
21,728,157
a
Containers & Packaging  — 0.2%
Avery Dennison Corp. ...................... 11,759 1,995,855
Ball Corp. .............................. 38,731 2,513,642
International Paper Co. ..................... 76,524 3,124,475
Sonoco Products Co. ...................... 15,160 854,417
8,488,389
a
Distributors  — 0.1%
Genuine Parts Co. ........................ 21,191 2,635,525
LKQ Corp. ............................. 38,731 869,511
Pool Corp. ............................. 5,113 949,535
4,454,571
a
Diversified Telecommunication Services  — 0.6%
Lumen Technologies, Inc.
(a)
.................. 147,771 942,779
Verizon Communications, Inc. ................ 642,902 30,094,243
31,037,022
a
Electric Utilities  — 0.2%
Eversource Energy ....................... 57,318 4,103,395
Exelon Corp. ............................ 157,601 7,221,278
Oklo , Inc., Class A
(a)(b)
...................... 22,061 856,629
12,181,302
a
Electrical Equipment  — 0.7%
Acuity, Inc. ............................. 4,638 1,523,073
Eaton Corp. PLC ......................... 59,775 24,818,580
Hubbell, Inc., Class B ...................... 8,095 3,825,292
Rockwell Automation, Inc. ................... 17,311 8,310,665
Sensata Technologies Holding PLC ............ 21,579 998,892
39,476,502
a
Electronic Equipment, Instruments & Components  — 0.9%
Cognex Corp. ........................... 25,276 1,649,006
Corning, Inc. ............................ 122,425 16,925,256
Flex Ltd.
(a)
.............................. 56,647 6,443,596
Itron , Inc.
(a)(b)
............................ 7,127 710,277
Keysight Technologies, Inc.
(a)
................. 26,423 8,431,051
TE Connectivity PLC ...................... 45,209 9,299,039
Zebra Technologies Corp., Class A
(a)
............ 7,685 2,258,007
45,716,232
a
Energy Equipment & Services  — 0.4%
Baker Hughes Co., Class A .................. 152,801 9,242,932
Core Laboratories, Inc. ..................... 7,382 78,544
Halliburton Co. .......................... 128,043 4,129,387
NOV, Inc. .............................. 54,250 1,054,078
TechnipFMC PLC ........................ 61,538 4,409,813
18,914,754
a
Entertainment  — 0.8%
Electronic Arts, Inc. ....................... 34,701 7,282,352
Walt Disney Co. (The) ..................... 272,965 26,256,503
Security Shares Value
a
Entertainment (continued)
Warner Bros Discovery, Inc.
(a)
................ 362,984 $ 9,546,479
43,085,334
a
Financial Services  — 3.4%
Equitable Holdings, Inc. .................... 44,460 2,118,519
Fidelity National Information Services, Inc. ........ 78,779 3,526,936
Mastercard, Inc., Class A .................... 126,033 72,229,512
PayPal Holdings, Inc. ...................... 131,551 7,526,033
Visa, Inc., Class A ........................ 258,947 94,808,265
Voya Financial, Inc. ....................... 14,216 1,413,497
Western Union Co. (The) ................... 49,747 316,391
181,939,153
a
Food Products  — 0.7%
Archer-Daniels-Midland Co. .................. 74,248 5,885,639
Bunge Global SA ......................... 19,391 2,059,906
Campbell's Company (The)
(b)
................. 29,553 649,575
Conagra Brands, Inc. ...................... 73,323 1,063,917
Darling Ingredients, Inc.
(a)
................... 24,407 1,480,041
General Mills, Inc. ........................ 81,332 2,907,619
Hormel Foods Corp. ....................... 45,894 1,147,809
Ingredion, Inc. ........................... 9,614 956,208
J M Smucker Co. (The) ..................... 16,171 1,928,554
Kraft Heinz Co. (The) ...................... 135,191 3,494,687
Lamb Weston Holdings, Inc. ................. 19,535 1,026,564
McCormick & Co., Inc., NVS ................. 38,443 1,956,749
Mondelez International, Inc., Class A ............ 197,498 12,306,100
36,863,368
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 25,490 4,404,162
New Jersey Resources Corp. ................. 15,385 890,638
UGI Corp. .............................. 33,261 1,201,387
6,496,187
a
Ground Transportation  — 1.2%
ArcBest Corp. ........................... 3,277 473,035
Avis Budget Group, Inc.
(a)(b)
.................. 1,632 224,302
CSX Corp. ............................. 286,572 14,443,229
JB Hunt Transport Services, Inc. .............. 11,569 3,143,876
Knight-Swift Transportation Holdings, Inc., Class A .. 24,443 1,699,522
Norfolk Southern Corp. ..................... 34,590 11,604,253
Ryder System, Inc. ........................ 5,735 1,470,569
U-Haul Holding Co., NVS ................... 16,171 1,011,981
Union Pacific Corp. ....................... 91,471 26,721,423
XPO, Inc.
(a)
............................. 17,633 3,543,704
64,335,894
a
Health Care Equipment & Supplies  — 0.8%
Align Technology, Inc.
(a)
..................... 10,356 1,751,821
Becton Dickinson & Co. .................... 43,910 7,272,374
Cooper Companies, Inc. (The)
(a)
............... 29,809 2,155,787
DENTSPLY SIRONA, Inc. ................... 31,487 420,981
Dexcom, Inc.
(a)
.......................... 59,609 4,974,371
Edwards Lifesciences Corp.
(a)
................ 88,855 7,647,750
IDEXX Laboratories, Inc.
(a)
................... 12,247 6,846,931
Insulet Corp.
(a)
........................... 10,666 1,763,623
ResMed, Inc. ........................... 22,440 4,734,391
STERIS PLC ............................ 14,988 3,423,259
Zimmer Biomet Holdings, Inc. ................ 29,945 2,812,734
43,804,022
a
Health Care Providers & Services  — 1.4%
Cardinal Health, Inc. ....................... 36,147 8,314,894
Cencora , Inc. ........................... 28,474 8,865,095
Centene Corp.
(a)
......................... 75,750 4,713,165

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Cigna Group (The) ........................ 40,518 $ 11,306,548
DaVita, Inc.
(a)
............................ 5,142 1,234,543
Elevance Health, Inc. ...................... 33,810 12,707,150
HCA Healthcare, Inc. ...................... 24,315 9,788,976
Henry Schein, Inc.
(a)
....................... 16,125 1,382,719
Humana, Inc. ........................... 18,493 6,728,863
Labcorp Holdings, Inc. ..................... 12,608 3,898,394
Pediatrix Medical Group, Inc.
(a)
................ 12,411 329,016
Quest Diagnostics, Inc. ..................... 16,923 3,943,228
73,212,591
a
Health Care REITs  — 0.7%
Healthpeak Properties, Inc. .................. 106,203 2,318,411
Ventas, Inc. ............................ 73,253 6,849,888
Welltower, Inc. ........................... 108,547 25,447,759
34,616,058
a
Health Care Technology  — 0.1%
Teladoc Health, Inc.
(a)(b)
..................... 25,216 169,199
Veeva Systems, Inc., Class A
(a)
............... 22,648 4,615,210
4,784,409
a
Hotel & Resort REITs  — 0.0%
Host Hotels & Resorts, Inc. .................. 104,829 2,634,353
a
Hotels, Restaurants & Leisure  — 2.3%
Aramark ............................... 40,422 2,302,841
Booking Holdings, Inc. ..................... 120,665 23,276,279
Chipotle Mexican Grill, Inc., Class A
(a)
........... 200,667 7,468,826
Choice Hotels International, Inc.
(b)
.............. 4,410 491,671
Darden Restaurants, Inc. ................... 17,517 3,566,111
Domino's Pizza, Inc. ....................... 4,842 1,682,304
Hilton Worldwide Holdings, Inc. ............... 35,208 11,283,812
Marriott International, Inc., Class A ............. 33,676 12,555,423
McDonald's Corp. ........................ 109,266 29,571,750
Royal Caribbean Cruises Ltd. ................ 39,215 12,482,135
Starbucks Corp. .......................... 175,532 18,474,743
Vail Resorts, Inc. ......................... 5,482 818,901
123,974,796
a
Household Durables  — 0.2%
Ethan Allen Interiors, Inc. ................... 3,395 76,048
Garmin Ltd. ............................. 25,210 7,406,194
La-Z-Boy, Inc. ........................... 6,191 243,802
Meritage Homes Corp. ..................... 10,758 755,212
Mohawk Industries, Inc.
(a)
................... 8,195 1,008,804
Newell Brands, Inc. ....................... 60,720 340,032
Whirlpool Corp. .......................... 9,577 359,137
10,189,229
a
Household Products  — 1.4%
Church & Dwight Co., Inc. ................... 36,525 3,609,035
Clorox Co. (The) ......................... 18,551 1,772,177
Colgate-Palmolive Co. ..................... 117,431 10,721,450
Kimberly-Clark Corp. ...................... 51,128 5,588,802
Procter & Gamble Co. (The) ................. 358,062 51,736,379
73,427,843
a
Independent Power and Renewable Electricity Producers  — 0.0%
Ormat Technologies, Inc. .................... 8,826 861,241
a
Industrial Conglomerates  — 0.3%
3M Co. ................................ 81,167 14,308,119
a
Industrial REITs  — 0.4%
Prologis, Inc. ............................ 143,630 20,770,334
a
Security Shares Value
a
Insurance  — 2.3%
Allstate Corp. (The) ....................... 39,809 $ 10,512,761
Arch Capital Group Ltd.
(a)
................... 53,518 5,380,165
Arthur J Gallagher & Co. .................... 39,613 9,880,274
Chubb Ltd. ............................. 53,872 18,891,833
Hartford Insurance Group, Inc. (The) ............ 42,397 6,016,558
Lincoln National Corp. ..................... 27,427 1,250,946
Loews Corp. ............................ 26,717 3,099,439
Marsh & McLennan Companies, Inc. ............ 74,158 14,067,031
MetLife, Inc. ............................ 85,396 8,209,118
Principal Financial Group, Inc. ................ 33,430 3,800,991
Progressive Corp. (The) .................... 90,127 19,054,650
Prudential Financial, Inc. .................... 53,535 6,535,553
Travelers Companies, Inc. (The) ............... 32,765 12,265,905
Willis Towers Watson PLC ................... 14,572 4,895,026
123,860,250
a
Interactive Media & Services  — 10.8%
Alphabet, Inc., Class A ..................... 896,792 319,374,535
Alphabet, Inc., Class C, NVS ................. 711,996 253,933,373
ZoomInfo Technologies, Inc., Class A
(a)
.......... 44,150 145,695
573,453,603
a
IT Services  — 1.4%
Accenture PLC, Class A .................... 94,592 15,694,705
Akamai Technologies, Inc.
(a)
.................. 22,678 2,612,052
Cognizant Technology Solutions Corp., Class A ..... 73,421 4,063,852
Everforth , Inc.
(a)
.......................... 7,147 203,261
Gartner, Inc.
(a)
........................... 10,129 1,529,681
International Business Machines Corp. .......... 144,334 32,280,299
MongoDB, Inc., Class A
(a)
................... 12,389 4,181,040
Okta, Inc., Class A
(a)
....................... 25,758 3,655,833
Twilio, Inc., Class A
(a)
...................... 22,174 4,376,039
VeriSign, Inc. ........................... 12,691 3,680,644
72,277,406
a
Leisure Products  — 0.1%
Callaway Golf Co.
(a)
....................... 19,468 359,379
Hasbro, Inc. ............................ 20,104 1,888,570
Mattel, Inc.
(a)
............................ 46,262 698,094
2,946,043
a
Life Sciences Tools & Services  — 1.0%
Agilent Technologies, Inc. ................... 43,607 6,033,901
Bio-Techne Corp. ......................... 23,309 1,680,346
Danaher Corp. .......................... 98,130 19,133,387
Illumina, Inc.
(a)
........................... 23,442 4,807,954
IQVIA Holdings, Inc.
(a)
...................... 25,936 6,095,479
Mettler-Toledo International, Inc.
(a)
............. 3,110 4,404,693
Revvity , Inc.
(b)
........................... 17,247 1,940,632
Waters Corp.
(a)
.......................... 15,148 5,715,492
West Pharmaceutical Services, Inc. ............ 11,026 3,759,425
53,571,309
a
Machinery  — 3.4%
AGCO Corp. ............................ 9,722 993,200
Caterpillar, Inc. .......................... 71,671 58,398,248
CNH Industrial N.V. ....................... 133,459 1,367,955
Cummins, Inc. ........................... 21,286 13,499,581
Deere & Co. ............................ 37,455 22,198,455
Dover Corp. ............................ 20,974 4,291,700
Flowserve Corp. ......................... 19,334 1,469,191
Fortive Corp. ............................ 43,873 2,597,720
Graco, Inc. ............................. 25,195 1,999,979
IDEX Corp. ............................. 11,369 2,619,986
Illinois Tool Works, Inc. ..................... 42,173 12,101,542
Ingersoll Rand, Inc.
(b)
...................... 60,059 5,007,719

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Lincoln Electric Holdings, Inc. ................ 8,367 $ 2,186,381
Middleby Corp. (The)
(a)
..................... 6,460 862,927
PACCAR, Inc. ........................... 81,083 10,758,093
Parker-Hannifin Corp. ...................... 19,447 18,990,579
Pentair PLC ............................ 24,948 1,632,597
Snap-on, Inc. ........................... 7,871 3,230,337
Stanley Black & Decker, Inc. ................. 23,604 2,232,466
Tennant Co. ............................ 2,820 236,965
Timken Co. (The) ......................... 10,155 1,396,820
Westinghouse Air Brake Technologies Corp. ....... 26,212 7,624,022
Xylem, Inc. ............................. 37,452 4,380,760
180,077,223
a
Media  — 0.0%
John Wiley & Sons, Inc., Class A .............. 6,872 358,718
New York Times Co. (The), Class A ............. 23,464 1,757,219
Scholastic Corp. ......................... 2,635 107,113
2,223,050
a
Metals & Mining  — 0.3%
Compass Minerals International, Inc.
(a)
........... 5,451 159,932
Newmont Corp. .......................... 165,993 15,555,204
15,715,136
a
Multi-Utilities  — 0.4%
Avista Corp. ............................ 11,789 476,865
CMS Energy Corp. ........................ 47,442 3,415,350
Consolidated Edison, Inc. ................... 56,761 6,178,435
NiSource, Inc. ........................... 73,838 3,280,622
Sempra ............................... 100,661 8,913,531
22,264,803
a
Office REITs  — 0.0%
BXP, Inc. .............................. 22,775 1,596,983
COPT Defense Properties ................... 17,772 674,625
2,271,608
a
Oil, Gas & Consumable Fuels  — 1.3%
Cheniere Energy, Inc. ...................... 31,567 8,320,114
HF Sinclair Corp. ......................... 24,508 2,241,747
Marathon Petroleum Corp. .................. 45,327 14,344,636
ONEOK, Inc. ............................ 97,070 8,814,927
Phillips 66 .............................. 61,765 13,074,415
Targa Resources Corp. ..................... 32,236 8,715,647
Valero Energy Corp. ....................... 46,013 14,397,468
69,908,954
a
Passenger Airlines  — 0.0%
Delta Air Lines, Inc. ....................... 24,888 2,176,207
a
Personal Care Products  — 0.1%
Estee Lauder Companies, Inc. (The), Class A ...... 37,398 3,137,692
a
Pharmaceuticals  — 1.5%
Bristol-Myers Squibb Co. .................... 314,572 20,544,697
Jazz Pharmaceuticals PLC
(a)
................. 8,444 2,135,150
Merck & Co., Inc. ......................... 380,912 49,594,742
Royalty Pharma PLC, Class A ................ 63,330 3,700,372
Zoetis, Inc., Class A ....................... 64,789 5,007,542
80,982,503
a
Professional Services  — 0.7%
Automatic Data Processing, Inc. ............... 62,034 16,529,580
Broadridge Financial Solutions, Inc. ............ 17,801 2,740,464
Exponent, Inc. ........................... 7,899 528,048
ICF International, Inc. ...................... 2,951 238,795
Jacobs Solutions, Inc. ...................... 17,912 2,416,866
Security Shares Value
a
Professional Services (continued)
ManpowerGroup, Inc. ...................... 7,147 $ 374,646
Paychex, Inc. ........................... 49,155 5,743,270
Paycom Software, Inc. ..................... 6,096 999,500
Robert Half, Inc. ......................... 16,171 611,264
TransUnion ............................. 29,846 2,346,493
Verisk Analytics, Inc., Class A ................. 20,184 3,932,852
36,461,778
a
Real Estate Management & Development  — 0.2%
CBRE Group, Inc., Class A
(a)
................. 45,410 6,666,642
Jones Lang LaSalle, Inc.
(a)
................... 7,197 2,555,151
9,221,793
a
Residential REITs  — 0.1%
AvalonBay Communities, Inc. ................ 21,594 4,008,063
Equity Residential ........................ 51,954 3,452,343
7,460,406
a
Retail REITs  — 0.3%
Federal Realty Investment Trust ............... 12,437 1,543,307
Macerich Co. (The) ....................... 37,673 973,470
Simon Property Group, Inc. .................. 49,812 11,425,379
13,942,156
a
Semiconductors & Semiconductor Equipment  — 21.2%
Advanced Micro Devices, Inc.
(a)
............... 251,129 119,575,073
Analog Devices, Inc. ....................... 75,218 27,635,845
Applied Materials, Inc. ..................... 122,244 62,059,612
First Solar, Inc.
(a)
......................... 15,471 3,264,845
Intel Corp.
(a)
............................ 676,735 61,041,497
Lam Research Corp. ...................... 192,368 56,367,671
Marvell Technology, Inc. .................... 131,363 24,638,444
Microchip Technology, Inc. ................... 83,374 6,193,855
NVIDIA Corp. ........................... 3,555,898 713,846,525
NXP Semiconductors N.V. ................... 38,934 8,922,115
ON Semiconductor Corp.
(a)
.................. 60,542 4,940,833
Skyworks Solutions, Inc. .................... 22,865 1,424,032
Texas Instruments, Inc. ..................... 140,274 38,679,153
1,128,589,500
a
Software  — 13.9%
Adobe, Inc.
(a)
............................ 62,277 15,594,784
Atlassian Corp., Class A
(a)
................... 26,126 2,639,118
Autodesk, Inc.
(a)
.......................... 32,508 7,613,374
Cadence Design Systems, Inc.
(a)
.............. 42,540 14,464,451
Docusign , Inc., Class A
(a)
.................... 30,696 1,683,062
Dynatrace, Inc.
(a)
......................... 42,461 1,881,871
Fair Isaac Corp.
(a)
......................... 3,604 4,047,184
Fortinet, Inc.
(a)
........................... 96,902 15,693,279
Gen Digital, Inc. .......................... 79,970 2,195,176
Guidewire Software, Inc.
(a)
................... 12,909 1,961,393
HubSpot, Inc.
(a)
.......................... 7,604 1,804,885
Intuit, Inc. .............................. 42,598 13,463,950
Microsoft Corp. .......................... 1,086,616 504,972,187
Nutanix, Inc., Class A
(a)
..................... 38,992 2,300,918
Oracle Corp. ............................ 265,584 34,491,394
Palo Alto Networks, Inc.
(a)
................... 124,951 41,462,490
PTC, Inc.
(a)
............................. 18,193 2,496,080
RingCentral, Inc., Class A ................... 10,426 579,894
Roper Technologies, Inc. .................... 15,842 6,209,589
Salesforce, Inc. .......................... 122,886 22,613,482
ServiceNow, Inc.
(a)
........................ 161,158 17,925,604
Synopsys, Inc.
(a)
......................... 28,037 10,899,664
Teradata Corp.
(a)(b)
........................ 13,123 406,682
Trimble, Inc.
(a)
........................... 36,353 2,056,853
Tyler Technologies, Inc.
(a)
................... 6,542 2,025,403

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Workday, Inc., Class A
(a)
.................... 32,406 $ 5,195,978
Zscaler, Inc.
(a)
........................... 16,099 2,434,169
739,112,914
a
Specialized REITs  — 1.0%
American Tower Corp. ..................... 71,808 12,448,635
Crown Castle, Inc. ........................ 67,184 5,126,139
Digital Realty Trust, Inc. .................... 52,939 9,980,060
Equinix, Inc. ............................ 15,194 15,486,940
Iron Mountain, Inc. ........................ 45,833 5,606,293
SBA Communications Corp., Class A ............ 16,178 2,927,895
51,575,962
a
Specialty Retail  — 1.6%
AutoNation, Inc.
(a)
......................... 4,038 857,671
Best Buy Co., Inc. ........................ 30,352 2,618,163
CarMax, Inc.
(a)
........................... 21,299 1,219,581
GameStop Corp., Class A
(a) (b)
................. 64,905 1,409,737
Gap, Inc. (The) .......................... 37,460 752,571
Home Depot, Inc. (The) .................... 153,455 50,940,922
Lowe's Companies, Inc. .................... 86,291 17,932,133
Signet Jewelers Ltd. ....................... 5,389 500,638
Tractor Supply Co. ........................ 80,757 2,484,893
Ulta Beauty, Inc.
(a)(b)
....................... 6,749 3,461,090
Williams-Sonoma, Inc. ..................... 18,164 4,153,380
86,330,779
a
Technology Hardware, Storage & Peripherals  — 1.8%
Dell Technologies, Inc., Class C ............... 46,413 18,814,438
Hewlett Packard Enterprise Co. ............... 204,389 9,790,233
HP, Inc. ............................... 139,651 3,808,283
NetApp, Inc. ............................ 30,026 5,359,641
Seagate Technology Holdings PLC ............. 33,654 28,812,199
Western Digital Corp. ...................... 53,315 29,048,144
95,632,938
a
Textiles, Apparel & Luxury Goods  — 0.2%
Capri Holdings Ltd.
(a)
...................... 17,840 284,191
Columbia Sportswear Co. ................... 4,345 258,006
Deckers Outdoor Corp.
(a)
.................... 22,180 2,148,799
NIKE, Inc., Class B ....................... 184,810 7,708,425
PVH Corp. ............................. 7,311 633,571
Under Armour , Inc., Class A
(a)
................. 21,753 144,658
Under Armour , Inc., Class C, NVS
(a)(b)
........... 16,092 104,437
VF Corp. .............................. 50,544 723,790
Wolverine World Wide, Inc. .................. 12,350 243,048
12,248,925
a
Trading Companies & Distributors  — 0.7%
Applied Industrial Technologies, Inc. ............ 5,742 1,982,196
Fastenal Co. ............................ 176,924 8,441,044
Ferguson Enterprises, Inc. ................... 29,982 7,025,682
United Rentals, Inc. ....................... 9,678 10,445,078
WW Grainger, Inc. ........................ 6,745 9,323,074
37,217,074
a
Water Utilities  — 0.1%
American Water Works Co., Inc. ............... 29,816 4,000,413
Essential Utilities, Inc. ...................... 42,657 1,699,881
5,700,294
a
Total Common Stocks — 99.8%
(Cost: $ 2,923,516,633) ............................... 5,311,521,082
Security Shares Value
a
Rights
Capital Markets  — 0.0%
TPG, Inc. (Expires 04/09/29)
(a)(d)
............... 34,443 $ 344
a
a
Total Rights — 0.0%
(Cost: $–) ........................................ 344
Total Long-Term Investments — 99.8%
(Cost: $2,923,516,633) ............................... 5,311,521,426
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.81%
(c)(e)(f)
...................... 7,852,687 7,855,042
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.65%
(c)(e)
............................ 5,700,344 5,700,344
a
Total Short-Term Securities — 0.3%
(Cost: $13,554,309) ................................. 13,555,386
Total Investments — 100.1%
(Cost: $2,937,070,942) ............................... 5,325,076,812
Liabilities in Excess of Other Assets — (0.1)% ............... (4,928,932)
Net Assets — 100.0% ................................. $ 5,320,147,880
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
ESG MSCI KLD 400 ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,610,529  $ 4,244,107
(a)
$ —  $ 606  $ (200) $ 7,855,042  7,852,687  $ 7,958
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 5,096,031  604,313
(a)
—  —  —  5,700,344  5,700,344  53,671  —
BlackRock, Inc. ... 23,812,963  682,343  (343,047) 150,190  435,229  24,737,678  22,687  129,435  —
$ —  $ 150,796  $ 435,029
$ 38,293,064
$ 191,064  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 21 09/18/26 $ 7,895 $ (13,971)

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 5,311,521,082  $ —  $ —  $ 5,311,521,082
Rights ................................................. —  —  344  344
Short-Term Securities
Money Market Funds ....................................... 13,555,386  —  —  13,555,386
$ 5,325,076,468  $ —  $ 344  $ 5,325,076,812
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (13,971) $ —  $ —  $ (13,971)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)